Property, Plant and Equipment (Details) - Schedule of Property, plant and equipment - Aria Energy LLC [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Total cost	$ 195,290	$ 193,897	$ 241,897
Accumulated depreciation	(129,758)	(123,138)	(153,079)
Net property, plant and equipment	65,532	70,759	88,818
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total cost	25,213	25,186	33,003
Machinery and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total cost	167,223	166,191	205,850
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total cost	1,154	1,154	1,527
Construction in Progress [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total cost	$ 1,700	$ 1,366	$ 1,517